Financial Income, Net	12 Months Ended
Dec. 31, 2011
Financial Income, Net [Abstract]
Financial Income, Net
NOTE 17:-     FINANCIAL INCOME, NET

	Year ended December 31,
	2009	2010	2011

Financial and other income:

Interest income	$2,659	$2,308	$2,270
Exchange rate differences, net	89	-	34

Financial and other expenses:

Interest expenses	(11)	(9)	(138)
Amortization of marketable securities premium net of accretion of discount	(370)	(631)	(711)
Commission and others	(94)	(144)	(195)
Other-than-temporary impairment of available-for-sale marketable securities, net	(554)	(306)	(340)
Exchange rate differences, net	-	(218)	-

	$1,719	$1,000	$920